TAX - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Effective tax rate	3.30%	1.60%	0.50%
Deferred tax	$ 0.7